Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of cost of sales

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Salaries and wages	(397.8)	(352.5)	(334.8)
Consumable stores	(319.6)	(267.4)	(270.4)
Utilities	(134.1)	(121.3)	(131.5)
Mine contractors	(628.2)	(575.3)	(511.0)
Other	(304.8)	(238.1)	(218.8)
Cost of sales before gold inventory change and amortisation and depreciation	(1,784.5)	(1,554.6)	(1,466.5)
Gold inventory change	122.8	65.5	43.0
Cost of sales before amortisation and depreciation	(1,661.7)	(1,489.1)	(1,423.5)
Amortisation and depreciation	(713.2)	(661.3)	(610.0)
Total cost of sales	(2,374.9)	(2,150.4)	(2,033.5)